Total
American Funds Emerging Markets Bond Fund
American Funds Emerging Markets Bond Fund
Investment objective
The fund’s investment objective is to provide a high level of total return over the long term, of which current income is a large component.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 39 of the prospectus and on page 84 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - American Funds Emerging Markets Bond Fund	Class A		Class 529-A		Class 529-C	Class C	Class 529-E	Class 529-T	Class T	Class F-2	Class 529-F-1	Class F-1	Class F-3	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5	Class R-5E	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Emerging Markets Bond Fund	Class A	Class C	Class T		Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E		Class R-5	Class R-6
Management fees	0.46%	0.46%	0.46%		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%		0.46%	0.46%
Distribution and/or service (12b-1) fees	0.27%	1.00%	0.25%		0.25%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none		none	none
Other expenses	0.24%	0.24%	0.24%	[1]	0.23%	0.20%	0.09%	0.29%	0.29%	0.22%	0.28%	0.29%	0.20%	0.15%	0.20%	0.36%	0.27%	0.24%	0.19%	0.25%	[1]	0.13%	0.09%
Total annual fund operating expenses	0.97%	1.70%	0.95%		0.94%	0.66%	0.55%	0.98%	1.75%	1.18%	0.99%	1.00%	0.66%	0.61%	1.66%	1.57%	1.33%	1.20%	0.90%	0.71%		0.59%	0.55%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Funds Emerging Markets Bond Fund - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 470	$ 273	$ 345	$ 96	$ 67	$ 56	$ 446	$ 278	$ 120	$ 348	$ 102	$ 67	$ 62	$ 169	$ 160	$ 135	$ 122	$ 92	$ 73	$ 60	$ 56
3 years	672	536	545	300	211	176	651	551	375	557	318	211	195	523	496	421	381	287	227	189	176
5 years	891	923	762	520	368	307	873	949	649	783	552	368	340	902	855	729	660	498	395	329	307
10 years	$ 1,520	$ 1,815	$ 1,387	$ 1,155	$ 822	$ 689	$ 1,509	$ 1,585	$ 1,432	$ 1,433	$ 1,225	$ 822	$ 762	$ 1,965	$ 1,867	$ 1,601	$ 1,455	$ 1,108	$ 883	$ 738	$ 689

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Emerging Markets Bond Fund - USD ($)	Class C	Class 529-C
1 year	$ 173	$ 178
3 years	536	551
5 years	923	949
10 years	$ 1,815	$ 1,585

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal investment strategies

The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in bonds and other debt securities, which may be represented by derivatives. The fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in emerging markets securities, defined as securities: (1) that are tied economically to emerging markets as defined by global index providers designated by the investment adviser (for example, the investment adviser expects that most emerging markets included in any one of the Morgan Stanley Capital Index (MSCI) Emerging Markets or Frontier Market Indices or J.P. Morgan Emerging Markets Bond and J.P. Morgan Global Bond Indices will be treated as emerging markets); (2) that are denominated in emerging markets currencies; (3) that are from issuers deemed to be suitable for the fund because they have or are expected to have significant economic exposure to emerging markets (through assets, revenues, or profits); (4) that are issued by countries rated Ba/BB or lower; or (5) that are issued by countries that are on an International Monetary Fund (“IMF”) program, have outstanding liabilities to the IMF or have exited an IMF program no more than five years earlier. The IMF’s primary purpose is to ensure the stability of the international monetary system. Under an IMF lending program, certain countries may request financial assistance to help correct balance of payment problems in those countries. The fund may invest up to 100% of its assets in securities denominated in currencies other than the U.S. dollar. The fund may invest in any quality debt securities with a wide range of maturities.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund invests primarily in securities of emerging market issuers, including for example, sovereign debt of emerging market countries and debt of companies located in or with substantial business in emerging markets. Such securities may be rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” Ratings are only one of many factors the investment adviser considers when investing in emerging markets and are not necessarily determinative of the potential return on the investment.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The J.P. Morgan Index Blend - 50% J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified & 50% J.P. Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified reflects the bond market sectors in which the fund invests. The Lipper Emerging Markets Hard Currency Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were: Highest 13.27% (quarter ended June 30, 2020) Lowest -14.15% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2023:
Average Annual Returns - American Funds Emerging Markets Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	13.75%	3.45%	3.20%	Jul. 29, 2016
Class A	9.08%	2.38%	2.78%	Apr. 22, 2016
Class C	11.57%	2.41%	2.19%	Jul. 29, 2016
Class F-1	13.43%	3.17%	2.93%	Jul. 29, 2016
Class F-3	13.86%	3.56%	3.53%	Jan. 27, 2017
Class 529-A	9.42%	2.42%	2.42%	Jul. 29, 2016
Class 529-C	11.51%	2.37%	2.43%	Jul. 29, 2016
Class 529-E	13.16%	2.94%	2.72%	Jul. 29, 2016
Class 529-F-1	13.61%	3.37%	3.14%	Jul. 29, 2016
Class 529-F-2	13.74%		1.54%	Oct. 30, 2020
Class 529-F-3	13.76%		1.57%	Oct. 30, 2020
Class R-1	12.75%	2.62%	2.45%	Jul. 29, 2016
Class R-2	12.72%	2.51%	2.33%	Jul. 29, 2016
Class R-2E	13.10%	2.94%	2.81%	Jul. 29, 2016
Class R-3	13.13%	2.91%	2.71%	Jul. 29, 2016
Class R-4	13.47%	3.21%	2.99%	Jul. 29, 2016
Class R-5E	13.73%	3.58%	3.31%	Jul. 29, 2016
Class R-5	13.83%	3.53%	3.28%	Jul. 29, 2016
Class R-6	13.86%	3.57%	3.30%	Jul. 29, 2016
After Taxes on Distributions | Class F-2	11.42%	1.64%	1.13%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	8.06%	1.89%	1.56%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.09%	1.67%	1.59%	Jul. 29, 2016
J.P. Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	12.70%	1.14%	1.24%	Jul. 29, 2016
J.P. Morgan Index Blend - 50% JPM EMBI Global Diversified & 50% JPM GBI-EM Global Diversified (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.92%	1.44%	1.46%	Jul. 29, 2016
Lipper Emerging Markets Hard Currency Debt Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	11.00%	1.93%	1.94%	Jul. 29, 2016

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.